Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2026
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

The Company maintains a relatively simple IT environment that supports its core operational and communications needs. Internal workflows and scheduling are managed using widely adopted office productivity tools, and the Company communicates with customers and suppliers primarily via email and telephone. The Company also operates its own domain for business communications. While the Company has not yet implemented a formal cybersecurity risk management program, it takes reasonable measures to safeguard its digital assets and information. These include the use of licensed antivirus software, built-in security features of operating systems and email platforms, and general IT hygiene practices such as password protection and limited access controls.

As of the date of this annual report, the Company has not identified any material cybersecurity incidents, nor has it experienced any known breaches that have had an impact on its business, operations, or financial condition. However, the Company recognizes that, as its operations grow and potentially become more reliant on digital systems, the need for a more formal cybersecurity risk management framework may increase.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this annual report, the Company has not identified any material cybersecurity incidents, nor has it experienced any known breaches that have had an impact on its business, operations, or financial condition. However, the Company recognizes that, as its operations grow and potentially become more reliant on digital systems, the need for a more formal cybersecurity risk management framework may increase.
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our Board of Directors plays an active role in monitoring cybersecurity risks and is committed to the prevention, timely detection, and mitigation of the effects of any such incidents on our operations. Our Board of Directors focuses on determining and reviewing our general risk management policies and strategy, identifying any significant risk that we may face, and overseeing the implementation of risk mitigation strategies, while the management is responsible for day-to-day risk management processes. We have currently adopted an offline store management system, coupled with stable and reliable software and hardware solutions for our payment and appointment management.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board of Directors plays an active role in monitoring cybersecurity risks
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our Board of Directors focuses on determining and reviewing our general risk management policies and strategy, identifying any significant risk that we may face, and overseeing the implementation of risk mitigation strategies, while the management is responsible for day-to-day risk management processes.